Related party transactions - Key Management Personnel Compensation (Details) - Managing directors - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Short-term compensation	€ 7,584	€ 6,610	€ 4,073
Share-based compensation	8,355	9,260	13,408
Total personnel expenses for Managing Directors	15,940	15,870	17,481
IPO related compensation for Managing Directors
Related party transactions
Share-based compensation		3,255	10,769
Share Options (LTI)
Related party transactions
Share-based compensation	€ 8,355	€ 6,005	€ 2,640